Note 20 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Borrowings [abstract]
At the beginning of the year, noncurrent	$ 40,880
At the beginning of the year, current	781,272
Translation differences, noncurrent	266
Translation differences, current	(487)
Proceeds and repayments, net, noncurrent	234,455
Proceeds and repayments, net, current	(478,913)
Interests Accrued less payments, noncurrent	426
Interests Accrued less payments, current	(12,016)
Reclassifications, noncurrent	(12,940)
Reclassifications, current	12,940
Increase due to Business Combinations, noncurrent	52,652
Increase due to Business Combinations, current	398
Overdrafts variation, noncurrent
Overdrafts variation, current	74
At the end of the year, noncurrent	315,739
At the end of the year, current	$ 303,268